Operating Leases (Tables)	12 Months Ended
Sep. 30, 2017
Operating Leases Tables
Schedule of Future minimum lease payments

Future minimum lease payments required under our operating leases at September 30, 2017 were approximately as follows:

Fiscal period ending September 30,
2018	$2,272
2019	1,872
2020	1,249
2021	373
2022	70
Total	$5,836